Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 shares
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,640,429,329
Treasury shares	33,841,104	24,392,703	15,474,234	32,473,281
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,653,124,025	2,601,881,075	2,640,602,007
Deferred contribution pursuant to capital increase reserved for employees		18,879
Capital increase reserved for employees	10,589,713	13,160,383	10,047,337
Capital increase as payment of the scrip dividend		38,063,688	16,076,936
Exercise of TotalEnergies share subscription options | EquityInstruments			264,230
Cancellation of treasury shares	(23,284,409)		(65,109,435)
Common shares issued as of the end of the period	2,640,429,329	2,653,124,025	2,601,881,075